Statements of Cash Flows - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (5,091)	$ 25,385
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Recapitalization of reverse merger	(4,312)	(650)
Common stock issued for services	2,000
Changes in Operating Assets and Liabilities:
Accounts receivable		(56,160)
Inventory		(19,764)
Prepaid expenses		(62,173)
Accounts payable and accrued liabilities	2,000	98,686
Customer deposits		59,671
Net cash provided by operating activities	(5,403)	44,995
Cash flows from Financing activities:
Proceeds from loans - related party	1,000	8,666
Contributed capital	4,783	2,400
Proceeds from sale of common stock		10,910
Net cash provided by financing activities	5,783	21,976
Net increase in cash	380	66,971
Cash, beginning of period		380
Cash, end of period	380	67,351
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest
Cash paid for taxes